Trade and Other Receivables - Other Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables
Initial payment usually received under some contracts, expressed as a percentage of the nominal amount of receivables sold less associated sale and purchase costs	90.00%	90.00%	90.00%
Amount due from financial institutions relating to the deferred collection of the remaining nominal amount of the sold receivables from several public entities	€ 1,220	€ 1,800
Amount of receivables sold without recourse to financial institutions	1,188,216	912,204	€ 870,324
Finance costs from sale of receivables	€ 6,053	€ 3,973	€ 4,885